LEASES - Components of Net Investment in Sales-type Lease (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Minimum lease payments	$ 122	$ 110
Unguaranteed residual values	12	11
Net investment in leases	$ 134	$ 121